Shareholders’ Equity (Details) - USD ($)		Nov. 20, 2025	Mar. 31, 2026	Sep. 30, 2025	Dec. 27, 2018
Shareholders’ Equity [Line Items]
Ordinary share, par value (in Dollars per share)	[1]		$ 0.00625	$ 0.00625
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary share, shares authorized (in Shares)			160,000,000
Ordinary share, par value (in Dollars per share)			$ 0.000625		$ 0.001
Ordinary share, shares issued			34,613,155
Share capital (in Dollars)			$ 216,332
Share Consolidation [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Gold-per-share ratio note		1 share representing 1/1000 of an ounce of gold
Stock split note		1-for-10
Effectiveness of gold per share ratio description		Upon the effectiveness of the Share Consolidation, every 10 issued and outstanding Ordinary Shares of a par value of US$0.000625 each will automatically be consolidated into one issued and outstanding Ordinary Share of par value US$0.00625.

[1]	The shares are presented on a retroactive basis to reflect the share consolidation on February 19, 2026. See Note 12 below.